SHARE CAPITAL (Tables)	12 Months Ended
Aug. 31, 2021
Disclosure of classes of share capital [abstract]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Number of Share Options	Average Exercise Price in CAD
Options outstanding at August 31, 2019	1,554,000	$ 2.61
Granted	1,628,500	$ 1.81
Options outstanding at August 31, 2020	3,182,500	$ 2.20
Granted	1,596,500	$ 6.41
Forfeited	(126,936)	$ 2.27
Exercised	(843,543)	$ 2.21
Options outstanding at August 31, 2021	3,808,521	$ 3.96

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
Number Outstanding at August 31, 2021	Number Exercisable at August 31, 2021	Exercise Price in CAD	Average Remaining Contractual Life (Years)
1,497,500	-	$6.58	4.30
99,000	-	$3.90	4.94
1,058,502	94,769	$2.61	2.61
1,153,519	122,519	$1.81	3.26
3,808,521	217,288		3.40

Disclosure of assumptions used in valuing stock options granted [Table Text Block]
Year ended	August 31, 2021	August 31, 2020
Risk-free interest rate	0.41%	1.56%
Expected life of options	3.9 years	3.9 years
Annualized volatility[1]	88%	82%
Forfeiture rate	2.0%	2.1%
Dividend rate	0.0%	0.0%
[1]The Company uses its historical volatility as the basis for the expected volatility assumption in the Black Scholes option pricing model.